Schedule of Investments (unaudited)
March 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.0%
Communication Services — 5.2%
Diversified Telecommunication Services — 1.5%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$136,883
AT&T Inc., Senior Notes	2.250%	2/1/32	170,000	148,572
AT&T Inc., Senior Notes	2.550%	12/1/33	40,000	33,866
AT&T Inc., Senior Notes	5.375%	8/15/35	150,000	152,002
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,276
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,687
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	54,985
AT&T Inc., Senior Notes	3.550%	9/15/55	96,000	62,482
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	6,767
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	19,455
NTT Finance Corp., Senior Notes	4.876%	7/16/30	200,000	201,324 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	49,532
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	57,161
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	70,163
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	132,000	119,869
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	70,000	67,926
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	182,000	176,220
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	100,000	98,848
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	80,000	56,193
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	50,000	38,416
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	7,978
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	39,816
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	9,441
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	75,577
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	30,000	18,211
Total Diversified Telecommunication Services				1,730,650
Entertainment — 0.1%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	23,000	22,731
Discovery Global Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	9,681
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	56,290
Total Entertainment				88,702
Interactive Media & Services — 0.9%
Alphabet Inc., Senior Notes	3.700%	2/15/29	50,000	49,581
Alphabet Inc., Senior Notes	4.100%	2/15/31	30,000	29,798
Alphabet Inc., Senior Notes	4.400%	2/15/33	20,000	19,757
Alphabet Inc., Senior Notes	4.500%	5/15/35	30,000	29,518
Alphabet Inc., Senior Notes	4.700%	11/15/35	80,000	79,070
Alphabet Inc., Senior Notes	4.800%	2/15/36	60,000	59,766
Alphabet Inc., Senior Notes	5.350%	11/15/45	30,000	29,351
Alphabet Inc., Senior Notes	5.500%	2/15/46	60,000	59,554
Alphabet Inc., Senior Notes	5.250%	5/15/55	40,000	37,798
Alphabet Inc., Senior Notes	5.650%	2/15/56	70,000	69,825
Alphabet Inc., Senior Notes	5.300%	5/15/65	40,000	37,056
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	240,000	237,727
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Interactive Media & Services — continued
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	60,000	$58,886
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	90,000	85,226
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	60,000	56,284
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	120,000	111,544
Total Interactive Media & Services				1,050,741
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	260,000	235,290 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	90,000	89,707 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	220,000	218,159
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	150,000	150,789
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	40,000	35,922
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	112,253
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	80,000	83,100
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	80,000	71,755
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,055
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	25,039
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	39,617
Comcast Corp., Senior Notes	4.150%	10/15/28	60,000	59,766
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	48,013
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	168,228
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	32,451
Comcast Corp., Senior Notes	3.969%	11/1/47	80,000	58,931
Comcast Corp., Senior Notes	5.350%	5/15/53	130,000	115,066
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	29,760 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	9,678 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	30,000	32,206
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	38,713
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	40,000	40,359
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	10,471
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	81,637
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	20,000	20,484 (a)
Total Media				1,815,449
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	510,000	303,143 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	100,000	99,601
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	19,880
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	57,079
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	58,161
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	370,000	360,433
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	$45,449
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	46,122
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	122,994
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	150,000	133,491
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	190,000	191,497
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	30,000	26,386
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	14,632
Total Wireless Telecommunication Services				1,478,868

Total Communication Services				6,164,410
Consumer Discretionary — 2.9%
Automobile Components — 0.2%
Cyprium Corp./Cyprium Holdings Luxembourg SARL, Senior Notes	6.375%	4/15/34	40,000	38,926 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	160,000	157,294 (a)
Total Automobile Components				196,220
Automobiles — 0.2%
Ford Motor Co., Senior Notes	6.100%	8/19/32	40,000	40,352
General Motors Co., Senior Notes	5.600%	10/15/32	40,000	40,970
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,643
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	20,000	19,976
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	94,836 (a)
Total Automobiles				206,777
Broadline Retail — 0.8%
Amazon.com Inc., Senior Notes	4.100%	11/20/30	190,000	187,852
Amazon.com Inc., Senior Notes	4.250%	3/13/31	50,000	49,643
Amazon.com Inc., Senior Notes	4.550%	3/13/33	50,000	49,533
Amazon.com Inc., Senior Notes	4.350%	3/20/33	40,000	39,288
Amazon.com Inc., Senior Notes	4.650%	11/20/35	60,000	58,855
Amazon.com Inc., Senior Notes	4.875%	3/13/36	50,000	49,564
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	72,037
Amazon.com Inc., Senior Notes	5.650%	3/13/46	50,000	49,857
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	52,588
Amazon.com Inc., Senior Notes	5.800%	3/13/56	40,000	39,996
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	15,616
Amazon.com Inc., Senior Notes	5.950%	3/13/66	30,000	30,121
Prosus NV, Senior Notes	3.061%	7/13/31	260,000	233,071 (a)
Total Broadline Retail				928,021
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp., Senior Notes	6.125%	2/15/33	120,000	121,264 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,529
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	50,000	48,208
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	70,000	71,964
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	10,000	10,290
McDonald’s Corp., Senior Notes	3.600%	7/1/30	90,000	87,481
McDonald’s Corp., Senior Notes	4.200%	4/1/50	110,000	86,769
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	200,000	192,136 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	30,000	29,165 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	10,000	$9,710 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	70,000	70,707 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	180,000	181,843 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	60,000	57,951
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	20,000	19,035
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	195,330
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	188,457
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	60,000	60,141 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	90,000	88,922 (a)
Total Hotels, Restaurants & Leisure				1,559,902
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	9,962
Home Depot Inc., Senior Notes	2.700%	4/15/30	70,000	65,877
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	55,974
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	7,740
Home Depot Inc., Senior Notes	3.350%	4/15/50	110,000	76,020
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	40,054
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	100,000	97,455 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	130,000	129,911 (a)
Total Specialty Retail				482,993
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	31,492

Total Consumer Discretionary				3,405,405
Consumer Staples — 1.1%
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	75,000	67,631
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	50,000	48,596
Total Beverages				116,227
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	80,000	79,016
Food Products — 0.3%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	70,000	70,263 (a)(b)
Mars Inc., Senior Notes	5.000%	3/1/32	20,000	20,242 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	60,000	60,593 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	150,000	146,363 (a)
Total Food Products				297,461
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	40,000	40,333
Tobacco — 0.6%
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	13,109
Altria Group Inc., Senior Notes	2.450%	2/4/32	100,000	87,780
Altria Group Inc., Senior Notes	6.875%	11/1/33	70,000	77,553
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	29,336
Altria Group Inc., Senior Notes	5.950%	2/14/49	120,000	116,429
BAT Capital Corp., Senior Notes	3.557%	8/15/27	40,000	39,574
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
BAT Capital Corp., Senior Notes	4.540%	8/15/47	80,000	$65,010
BAT Capital Corp., Senior Notes	7.081%	8/2/53	10,000	11,061
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	90,000	91,357
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	20,000	20,472
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	90,000	91,686
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	8,749
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	77,527
Total Tobacco				729,643

Total Consumer Staples				1,262,680
Energy — 4.9%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	19,460
Halliburton Co., Senior Notes	5.000%	11/15/45	30,000	26,634
Total Energy Equipment & Services				46,094
Oil, Gas & Consumable Fuels — 4.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	130,000	135,128 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	40,000	38,918
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	40,000	25,734
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	18,324 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	160,000	139,228 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	30,000	29,930
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	19,210
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	80,000	72,937
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,741
Chord Energy Corp., Senior Notes	6.000%	10/1/30	50,000	50,693 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	90,000	94,870 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	90,000	88,567 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	240,000	238,350
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	109,615
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	40,000	40,020 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	80,000	77,471
Ecopetrol SA, Senior Notes	5.875%	5/28/45	220,000	162,151
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	49,941 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	50,000	51,023 (c)(d)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	40,418
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,562
Energy Transfer LP, Senior Notes	3.750%	5/15/30	60,000	58,019
Energy Transfer LP, Senior Notes	5.550%	5/15/34	140,000	142,606
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	8,970
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,895
Energy Transfer LP, Senior Notes	6.250%	4/15/49	50,000	49,074
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	100,000	99,820
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	28,917
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,000	18,859
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	110,000	$109,831
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	80,000	88,756
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	23,772
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	9,057
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	40,000	38,506
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	30,000	29,809 (d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	30,000	27,615
EQT Corp., Senior Notes	5.000%	1/15/29	70,000	70,468
EQT Corp., Senior Notes	3.625%	5/15/31	90,000	84,045 (a)
Expand Energy Corp., Senior Notes	5.375%	3/15/30	100,000	100,877
Expand Energy Corp., Senior Notes	4.750%	2/1/32	80,000	77,981
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	70,000	49,905
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	110,000	112,914 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	140,000	141,973 (a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	202,455 (a)
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,456
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	29,974
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	40,000	45,882
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	10,000	9,039
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	10,085
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	107,889
MPLX LP, Senior Notes	4.700%	4/15/48	10,000	8,135
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	49,417
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	410,000	393,223
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	79,673
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	30,000	32,074
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	71,544
ONEOK Inc., Senior Notes	5.550%	11/1/26	20,000	20,119
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	41,645
ONEOK Inc., Senior Notes	6.050%	9/1/33	20,000	20,979
ONEOK Inc., Senior Notes	6.625%	9/1/53	20,000	20,543
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	50,000	50,966 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	54,085
Range Resources Corp., Senior Notes	4.750%	2/15/30	40,000	39,026 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	183,902 (a)
Shell Finance US Inc., Senior Notes	2.750%	4/6/30	80,000	75,339
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	30,000	25,530
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	57,160
Targa Resources Corp., Senior Notes	4.950%	4/15/52	50,000	41,908
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	80,000	79,989
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	20,193
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	60,000	59,929
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,482
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	50,000	46,864 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	10,000	10,998 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	30,000	$31,247 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	10,000	11,214 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	230,000	243,754 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	50,000	50,420
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	20,018
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	80,000	77,712
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	42,210
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	38,029
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	33,546
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	90,627
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	20,000	23,762
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	180,000	180,301
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	110,000	93,925
Total Oil, Gas & Consumable Fuels				5,744,768

Total Energy				5,790,862
Financials — 9.5%
Banks — 6.5%
Banco Santander SA, Senior Notes	4.551%	11/6/30	200,000	197,221
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	149,930
Bank of America Corp., Senior Notes	5.000%	1/21/44	80,000	74,487
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	213,613 (d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	267,988 (d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	20,000	18,110 (d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	481,000	472,689 (d)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	50,000	38,583 (d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	40,000	39,459 (d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	130,000	100,626 (d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	160,000	129,812 (d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	60,000	59,966 (d)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	180,000	176,931 (d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	120,000	119,956
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	29,532 (d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	208,519 (a)(c)(d)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	290,000	293,066 (a)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	200,000	209,318 (a)(d)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	200,010 (a)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	160,000	160,229 (c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	46,112
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citigroup Inc., Senior Notes	4.650%	7/30/45	45,000	$39,462
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	430,000	394,277 (d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	80,000	75,070 (d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	108,769 (d)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	120,252 (d)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	50,000	49,797 (d)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	210,000	210,055
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	168,601
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	200,000	199,737 (a)(d)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	200,000	184,882 (d)
HSBC Holdings PLC, Senior Notes (5.279% to 3/10/36 then SOFR + 1.550%)	5.279%	3/10/37	200,000	196,483 (d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	350,000	323,522 (d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	210,000	186,751 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	40,000	30,525 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	26,133 (d)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	240,000	236,210 (d)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	130,000	131,699 (d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	122,986 (d)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	80,000	76,838
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	50,000	51,140
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	20,000	19,673
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	100,000	100,256 (d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	90,000	92,587 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	50,000	52,207 (d)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	140,000	139,056
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	208,867
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	160,000	156,196 (d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	45,923 (d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	110,000	109,082 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	440,000	387,984 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	60,000	61,511 (d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	120,000	122,770 (d)
Total Banks				7,635,458
Capital Markets — 2.5%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	110,000	110,647
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	50,000	53,245 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	140,000	146,990 (a)
Credit Suisse AG AT1 Claim	—	—	590,000	0 *(e)(f)(g)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	140,000	139,346
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	105,355
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	$17,339
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	260,000	230,903 (d)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	30,000	21,149 (d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	14,840 (d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	39,687 (d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	120,000	118,392 (d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	260,000	258,567 (d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	26,499 (d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	140,000	134,286 (d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	200,000	197,375 (d)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	110,000	108,182 (d)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	250,000	241,773 (d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	51,646 (d)
UBS AG, Senior Notes	4.500%	6/26/48	200,000	167,063
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	260,000	277,278 (a)(c)(d)
UBS Group AG, Senior Notes	4.550%	4/17/26	250,000	250,000
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	244,667 (a)(d)
Total Capital Markets				2,955,229
Consumer Finance — 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	50,000	49,817
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	148,372
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	57,488
Block Inc., Senior Notes	6.000%	8/15/33	60,000	59,071 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	50,000	51,428 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	40,000	39,590 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	40,000	40,611 (a)
Total Financial Services				396,560
Insurance — 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	60,000	61,299
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	40,000	41,531 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	8,977 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	60,000	53,409 (a)
Total Insurance				165,216

Total Financials				11,202,280
Health Care — 3.3%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	4.800%	3/15/29	200,000	203,240
AbbVie Inc., Senior Notes	3.200%	11/21/29	270,000	260,342
AbbVie Inc., Senior Notes	4.950%	3/15/31	80,000	81,740
AbbVie Inc., Senior Notes	5.050%	3/15/34	120,000	121,833
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	8,973
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	81,229
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Biotechnology — continued
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	$44,339
Total Biotechnology				801,696
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	30,000	29,531
Abbott Laboratories, Senior Notes	4.300%	3/15/33	80,000	78,316
Abbott Laboratories, Senior Notes	4.750%	3/15/38	40,000	38,806
Abbott Laboratories, Senior Notes	5.500%	3/15/56	30,000	29,437
Solventum Corp., Senior Notes	5.400%	3/1/29	39,000	39,902
Solventum Corp., Senior Notes	5.450%	3/13/31	100,000	102,624
Solventum Corp., Senior Notes	5.600%	3/23/34	50,000	51,131
Solventum Corp., Senior Notes	5.900%	4/30/54	98,000	95,821
Total Health Care Equipment & Supplies				465,568
Health Care Providers & Services — 1.6%
Centene Corp., Senior Notes	4.250%	12/15/27	28,000	27,521
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	9,040
Cigna Group, Senior Notes	4.375%	10/15/28	140,000	139,912
Cigna Group, Senior Notes	4.800%	8/15/38	40,000	37,628
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	29,750
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	135,546
CVS Health Corp., Senior Notes	3.750%	4/1/30	140,000	135,318
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	69,394
CVS Health Corp., Senior Notes	4.125%	4/1/40	9,000	7,519
CVS Health Corp., Senior Notes	5.125%	7/20/45	50,000	43,930
Elevance Health Inc., Senior Notes	4.100%	5/15/32	40,000	38,422
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	56,436
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	30,018
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	60,048
HCA Inc., Senior Notes	4.500%	2/15/27	40,000	40,004
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	102,023
HCA Inc., Senior Notes	5.500%	6/15/47	120,000	110,080
Humana Inc., Senior Notes	3.950%	3/15/27	410,000	408,293
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	25,694
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	27,168
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	17,933
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	87,762
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	100,000	100,116
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	15,939
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	16,335
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	18,692
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	100,000	65,951
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	34,918
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	5,956
Total Health Care Providers & Services				1,897,346
Pharmaceuticals — 0.6%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	200,000	204,938 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	80,000	82,256
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	100,000	$102,556
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	119,846
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	30,000	27,350
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	100,000	90,032
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	70,000	42,613
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	62,950
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	10,605
Total Pharmaceuticals				743,146

Total Health Care				3,907,756
Industrials — 2.6%
Aerospace & Defense — 1.4%
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	19,974
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	39,449
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	49,237
Boeing Co., Senior Notes	3.200%	3/1/29	50,000	48,236
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	16,627
Boeing Co., Senior Notes	3.750%	2/1/50	30,000	21,296
Boeing Co., Senior Notes	6.858%	5/1/54	40,000	44,059
Bombardier Inc., Senior Notes	7.250%	7/1/31	10,000	10,492 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	30,000	31,019 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	8,986
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	10,000	9,895 (a)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	30,000	29,582 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	80,000	79,132 (a)
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	70,000	69,121
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	40,000	41,461
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	40,000	39,260
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	20,000	18,696
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	60,000	58,331
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	29,159
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	190,000	150,118
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	27,261
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	80,000	78,600
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	150,000	139,223
RTX Corp., Senior Notes	4.125%	11/16/28	180,000	179,286
RTX Corp., Senior Notes	2.250%	7/1/30	150,000	137,215
RTX Corp., Senior Notes	6.000%	3/15/31	90,000	95,697
RTX Corp., Senior Notes	4.500%	6/1/42	80,000	71,037
RTX Corp., Senior Notes	3.030%	3/15/52	80,000	50,832
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	60,000	62,004 (a)
Total Aerospace & Defense				1,655,285
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	60,000	60,885 (a)
Commercial Services & Supplies — 0.2%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	70,000	68,743 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	60,000	60,781 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	$70,489
Total Commercial Services & Supplies				200,013
Electrical Equipment — 0.1%
GE Vernova Inc., Senior Notes	4.250%	2/4/31	40,000	39,563
GE Vernova Inc., Senior Notes	4.875%	2/4/36	50,000	49,575
GE Vernova Inc., Senior Notes	5.500%	2/4/56	30,000	28,880
Total Electrical Equipment				118,018
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	30,000	18,508
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	80,000	52,404
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	60,000	59,295 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	50,000	49,165 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	40,000	39,027 (a)
Union Pacific Corp., Senior Notes	2.891%	4/6/36	240,000	201,516
Union Pacific Corp., Senior Notes	3.839%	3/20/60	90,000	63,750
Union Pacific Corp., Senior Notes	3.750%	2/5/70	60,000	40,069
Total Ground Transportation				523,734
Passenger Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	18,333	18,313 (a)
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	40,000	39,223
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	230,000	225,809 (a)
Total Passenger Airlines				283,345
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	5.300%	2/1/28	100,000	101,166
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	20,000	20,522 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	50,000	51,279 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	60,000	61,252 (a)
Total Trading Companies & Distributors				234,219

Total Industrials				3,075,499
Information Technology — 1.5%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	30,000	31,005 (a)
IT Services — 0.1%
Mastercard Inc., Senior Notes	3.850%	3/26/50	30,000	22,837
Visa Inc., Senior Notes	4.300%	12/14/45	50,000	42,468
Total IT Services				65,305
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Inc., Senior Notes	4.150%	11/15/30	20,000	19,695
Broadcom Inc., Senior Notes	4.600%	1/15/33	120,000	118,219
Broadcom Inc., Senior Notes	3.137%	11/15/35	170,000	144,503 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	50,000	48,766
Broadcom Inc., Senior Notes	4.926%	5/15/37	10,000	9,706 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	200,000	202,684 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	56,675
Intel Corp., Senior Notes	3.050%	8/12/51	20,000	12,150
Micron Technology Inc., Senior Notes	5.300%	1/15/31	60,000	62,823
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Micron Technology Inc., Senior Notes	5.875%	2/9/33	50,000	$53,496
Micron Technology Inc., Senior Notes	6.050%	11/1/35	40,000	43,179
NVIDIA Corp., Senior Notes	3.700%	4/1/60	90,000	64,736
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	70,000	69,922
Total Semiconductors & Semiconductor Equipment				906,554
Software — 0.6%
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,510
Microsoft Corp., Senior Notes	2.921%	3/17/52	45,000	28,963
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	9,131
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	117,325
Oracle Corp., Senior Notes	4.950%	2/4/31	10,000	9,788
Oracle Corp., Senior Notes	2.875%	3/25/31	130,000	115,492
Oracle Corp., Senior Notes	4.800%	9/26/32	40,000	38,106
Oracle Corp., Senior Notes	5.350%	5/4/33	20,000	19,477
Oracle Corp., Senior Notes	5.200%	9/26/35	30,000	28,155
Oracle Corp., Senior Notes	5.700%	2/4/36	40,000	38,477
Oracle Corp., Senior Notes	5.875%	9/26/45	70,000	60,437
Oracle Corp., Senior Notes	3.600%	4/1/50	20,000	12,083
Oracle Corp., Senior Notes	5.375%	9/27/54	70,000	54,318
Oracle Corp., Senior Notes	5.950%	9/26/55	70,000	58,932
Oracle Corp., Senior Notes	6.850%	2/4/66	30,000	27,607
Synopsys Inc., Senior Notes	4.850%	4/1/30	40,000	40,305
Synopsys Inc., Senior Notes	5.000%	4/1/32	30,000	30,270
Synopsys Inc., Senior Notes	5.150%	4/1/35	30,000	30,068
Synopsys Inc., Senior Notes	5.700%	4/1/55	50,000	47,837
Total Software				771,281
Technology Hardware, Storage & Peripherals — 0.0%††
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	60,000	61,143 (a)

Total Information Technology				1,835,288
Materials — 1.4%
Chemicals — 0.2%
OCP SA, Senior Notes	6.750%	5/2/34	280,000	291,569 (a)
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	10,000	10,114
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	40,000	40,692
Total Construction Materials				50,806
Metals & Mining — 0.9%
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	60,000	60,128
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	200,000	196,564 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	200,000	192,557 (a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	29,820
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	40,609
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	120,000	113,627
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	49,792 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	69,361 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	120,000	122,640 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	50,000	$50,337 (a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	100,000	114,416
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,068
Total Metals & Mining				1,049,919
Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	90,000	90,975 (a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	190,000	167,328
Suzano Netherlands BV, Senior Notes	5.500%	1/15/36	70,000	67,769
Total Paper & Forest Products				326,072

Total Materials				1,718,366
Real Estate — 0.1%
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	50,000	50,018 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	10,000	9,830 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	70,000	69,236 (a)

Total Real Estate				129,084
Utilities — 1.5%
Electric Utilities — 1.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	70,000	62,753 (a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	300,000	268,962 (h)
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	50,000	49,622
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	10,000	9,874
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	50,000	49,436
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	40,000	39,313
Exelon Corp., Senior Notes	5.625%	6/15/35	90,000	92,189
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	80,000	79,368
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	110,000	94,044
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	60,000	59,800
Georgia Power Co., Senior Notes	5.200%	3/15/35	50,000	50,809
NRG Energy Inc., Senior Notes	5.750%	1/15/34	30,000	29,613 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	170,000	168,555 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	50,000	49,077 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	60,000	58,518
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	40,000	40,894
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	20,000	19,808
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	80,000	77,564
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	70,000	62,754
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	22,455
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	70,000	46,322
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	150,000	145,903 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	70,000	70,524 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.350%	1/31/36	100,000	97,886 (a)
Total Electric Utilities				1,746,043
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,596
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	50,000	38,397
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Multi-Utilities — continued
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	30,000	$33,134
Total Multi-Utilities				81,127

Total Utilities				1,827,170
Total Corporate Bonds & Notes (Cost — $41,638,984)				40,318,800
Mortgage-Backed Securities — 24.8%
FHLMC — 4.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32	11,483	11,158
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33- 1/1/38	45,602	44,202
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 3/1/52	2,375,180	2,042,829
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 5/1/41	631,289	537,607
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/52	591,540	591,198
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/53- 7/1/53	719,513	703,832
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/53- 4/1/54	297,692	302,739
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	5/1/54	300,438	309,069
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	10/1/54- 8/1/55	334,739	347,312
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	1/1/55	236,840	242,988 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.617%)	5.189%	11/1/47	129,021	133,295 (d)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.007%	11/1/48	162,817	163,148 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	206,821	194,840
Total FHLMC				5,624,217
FNMA — 13.5%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	500,000	508,013
Federal National Mortgage Association (FNMA)	3.000%	4/1/36- 6/1/52	766,833	713,280
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 6/1/62	1,528,192	1,325,774
Federal National Mortgage Association (FNMA)	3.500%	2/1/37- 1/1/50	1,081,019	1,012,168
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	93,807
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 5/1/52	1,882,305	1,595,490
Federal National Mortgage Association (FNMA)	4.000%	10/1/40- 6/1/57	840,904	806,291
Federal National Mortgage Association (FNMA)	4.500%	3/1/50- 1/1/59	317,575	310,785
Federal National Mortgage Association (FNMA)	5.000%	7/1/52	208,527	209,923
Federal National Mortgage Association (FNMA)	6.000%	7/1/53- 9/1/55	843,886	870,006
Federal National Mortgage Association (FNMA)	6.500%	6/1/54- 7/1/55	141,555	146,723
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	6.000%	9/1/55	490,333	$500,216 (b)
Federal National Mortgage Association (FNMA)	2.500%	4/1/56	2,500,000	2,102,344 (i)
Federal National Mortgage Association (FNMA)	3.000%	4/1/56	2,200,000	1,932,682 (i)
Federal National Mortgage Association (FNMA)	4.500%	4/1/56	100,000	96,524 (i)
Federal National Mortgage Association (FNMA)	5.000%	4/1/56	1,400,000	1,380,905 (i)
Federal National Mortgage Association (FNMA)	5.500%	4/1/56	2,100,000	2,110,001 (i)
Federal National Mortgage Association (FNMA)	6.000%	4/1/56	300,000	305,845 (i)
Total FNMA				16,020,777
GNMA — 6.5%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 10/15/42	70,567	64,543
Government National Mortgage Association (GNMA)	3.500%	5/15/50	29,626	27,294
Government National Mortgage Association (GNMA) II	4.000%	10/20/45- 11/20/49	457,328	436,721
Government National Mortgage Association (GNMA) II	3.500%	1/20/46- 10/20/47	491,490	455,460
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	872,090	772,122
Government National Mortgage Association (GNMA) II	2.500%	10/20/51	263,537	227,043
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	439,190	427,163
Government National Mortgage Association (GNMA) II	5.000%	9/20/52- 8/20/53	288,105	287,836
Government National Mortgage Association (GNMA) II	5.500%	2/20/53	205,953	208,023
Government National Mortgage Association (GNMA) II	6.000%	2/20/54	320,423	331,818
Government National Mortgage Association (GNMA) II	2.000%	4/1/56	1,000,000	826,328 (i)
Government National Mortgage Association (GNMA) II	2.500%	4/1/56	1,000,000	860,469 (i)
Government National Mortgage Association (GNMA) II	3.000%	4/1/56	300,000	267,872 (i)
Government National Mortgage Association (GNMA) II	3.500%	4/1/56	100,000	91,737 (i)
Government National Mortgage Association (GNMA) II	5.000%	4/1/56	1,000,000	990,537 (i)
Government National Mortgage Association (GNMA) II	5.500%	4/1/56	1,000,000	1,006,525 (i)
Government National Mortgage Association (GNMA) II	6.000%	4/1/56	200,000	203,393 (i)
Government National Mortgage Association (GNMA) II	6.500%	4/1/56	200,000	207,877 (i)
Total GNMA				7,692,761

Total Mortgage-Backed Securities (Cost — $29,889,779)				29,337,755
Collateralized Mortgage Obligations(j) — 18.4%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	6.797%	9/15/34	410,000	398,707 (a)(d)
Angel Oak Mortgage Trust, 2022-3 A3	4.124%	1/25/67	450,803	422,017 (a)(d)
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	571,205
BANK5, 2024-5YR7 C	7.104%	6/15/57	540,000	557,774 (d)
BBCMS Mortgage Trust, 2025-5C34 A3	5.659%	5/15/58	100,000	103,400
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	425,799 (d)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.454%	1/15/55	4,105,271	48,321 (a)(d)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	5.365%	3/15/40	160,485	160,774 (a)(d)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	5,419	5,346 (a)(d)
BRAVO Residential Funding Trust, 2024-NQM5 A1	5.803%	6/25/64	248,605	250,061 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.360%	5/15/34	523,113	524,398 (a)(d)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.423%	8/15/42	330,000	$330,659 (a)(d)
BX Commercial Mortgage Trust, 2026-VLT9 A (1 mo. Term SOFR + 1.700%)	5.373%	3/15/45	150,000	149,566 (a)(d)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	4.673%	1/15/39	250,000	250,010 (a)(d)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.127%	8/19/43	220,000	219,609 (a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.093%	8/25/35	154,126	151,923 (a)(d)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	44,531	39,395 (a)(d)
CSMC Trust, 2021-NQM8 A1	2.841%	10/25/66	459,027	418,887 (a)(d)
Ellington Financial Mortgage Trust, 2020-1 B1	5.056%	5/25/65	720,000	711,001 (a)(d)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	90,653 (a)(d)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.973%	10/15/42	120,000	120,158 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	158,716 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 X1, IO	1.106%	1/25/30	3,286,965	115,069 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.257%	7/25/26	795,249	1,086 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.322%	7/25/35	136,304	11,988 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.532%	10/25/31	3,088,683	73,602 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	140,898	128,780
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	709,127	166,857
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	760,224	116,307
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	137,136	22,947
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	68,501	11,481
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	70,812	9,726
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5093 IY, IO, PAC	4.500%	12/25/50	384,839	84,218
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5118 NI, IO	2.000%	2/25/51	662,663	87,761
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	150,902	21,802
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	591,108	76,151
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	894,454	183,258
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	92,655
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	247,090
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	567,376	94,871
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 CI, IO	2.500%	4/25/51	2,098,344	323,005
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 IO, IO	2.000%	3/25/51	811,469	102,074
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5377 IO, IO	2.500%	12/25/51	1,307,574	159,290
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5449 FQ (30 Day Average SOFR + 1.500%)	5.162%	9/25/54	78,879	79,338 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.962%	12/25/54	80,132	80,664 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-DNA2 B1 (30 Day Average SOFR + 2.100%)	5.772%	3/25/46	160,000	160,189 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	5.962%	8/25/33	56,647	57,578 (a)(d)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.062%	10/25/41	240,000	$242,666 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	4.962%	2/25/42	29,937	29,940 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	5.762%	4/25/43	351,770	355,141 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	5.612%	2/25/44	340,000	343,263 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	7.876%	7/25/39	236,737	238,704 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	6.762%	10/25/41	250,000	252,445 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	6.762%	6/25/43	250,000	259,430 (a)(d)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.767%	9/25/32	100,000	96,622 (d)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	100,750	92,381
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	246,318	219,084
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	144,756	128,166
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	587,384	473,226
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	262,678	43,984
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	638,870	98,638
Federal National Mortgage Association (FNMA) REMIC, 2022-22 IO, IO	2.500%	10/25/51	552,965	95,745
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	807,193	113,087
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	807,126	101,937
Federal National Mortgage Association (FNMA) REMIC, 2024-5 DI, IO	3.000%	10/25/51	1,679,467	301,404
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	773,040	104,680
Federal National Mortgage Association (FNMA) REMIC, 2025-53 FA (30 Day Average SOFR + 1.930%)	5.592%	7/25/55	82,020	83,365 (d)
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	703,512	87,787
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	1,642,113	210,831
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	67,715	69,139 (a)(d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.775%	11/16/47	28,884	26,367 (d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	3,305	3,196 (d)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.375%	8/16/54	222,821	1,550 (d)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	80,040	15,584
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	595,035	113,758
Government National Mortgage Association (GNMA), 2020-91 IU, IO	0.965%	5/16/62	4,063,609	265,748 (d)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.887%	6/16/62	3,481,351	214,552 (d)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	61,096	9,202
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	59,932	8,633
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. Term SOFR + 0.614%)	4.283%	6/20/69	77,778	77,853 (d)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,088,549	192,158
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	691,904	97,016
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,054,086	148,124
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	332,013	275,902
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	348,761	306,222
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Government National Mortgage Association (GNMA), 2021-H02 TF (1 mo. Term SOFR + 1.394%)	5.063%	1/20/71	430,499	$439,691 (d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	276,211	12,069 (d)
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	100,000	84,580
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	235,330	197,819
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	70,036 (d)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.750%	7/16/65	1,454,831	79,899 (d)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	143,427 (d)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	98,182	75,207
Government National Mortgage Association (GNMA), 2025-169 SA, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.927%	10/20/55	884,762	88,521 (d)
Government National Mortgage Association (GNMA), 2025-175 LS, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.277%	10/20/55	495,081	47,942 (d)
Government National Mortgage Association (GNMA), 2025-214 S, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.927%	12/20/55	587,567	59,871 (d)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.154%	1/15/43	320,000	320,130 (a)(d)
GS Mortgage Securities Corp. II, 2024-70P E	8.367%	3/10/41	380,000	388,521 (a)(d)
GS Mortgage-Backed Securities Trust, 2024-RPL4 A1	3.900%	9/25/61	237,139	231,758 (a)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	224,690	223,823 (a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	7.443%	5/15/28	188,605	165,471 (a)(d)
Legacy Mortgage Asset Trust, 2021-GS5 A1	6.250%	7/25/67	66,451	66,548 (a)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.168%	5/18/42	340,000	340,517 (a)(d)
MF1 Ltd., 2022-FL8 A (1 mo. Term SOFR + 1.350%)	5.027%	2/19/37	187,447	187,641 (a)(d)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.073%	3/15/31	250,000	249,159 (a)(d)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	5.077%	3/15/39	240,000	239,931 (a)(d)
NYCT Trust, 2024-3ELV A (1 mo. Term SOFR + 1.991%)	5.663%	8/15/29	200,000	200,612 (a)(d)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	57,652	48,282 (a)(d)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	400,231 (a)(d)
OBX Trust, 2023-NQM6 A3	6.975%	7/25/63	132,664	132,913 (a)
PRKCM Trust, 2022-AFC2 M1	6.105%	8/25/57	730,000	729,069 (a)(d)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	283,227	282,616 (a)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	136,480	137,807 (a)
RIDE, 2025-SHRE D	6.297%	2/14/47	260,000	265,553 (a)(d)
SLG Office Trust, 2021-OVA A	2.585%	7/15/41	337,000	300,081 (a)
STWD LLC, 2025-FL4 A (1 mo. Term SOFR + 1.450%)	5.127%	11/19/42	310,000	310,021 (a)(d)
Towd Point Mortgage Trust, 2017-4 B2	3.631%	6/25/57	250,000	210,411 (a)(d)
UBS Commercial Mortgage Trust, 2018-C9 XA, IO	0.870%	3/15/51	7,515,219	107,759 (d)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	171,971 (a)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	310,000	307,270
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.165%	3/15/50	1,669,017	12,288 (d)

Total Collateralized Mortgage Obligations (Cost — $22,026,229)				21,743,141
U.S. Government & Agency Obligations — 18.3%
U.S. Government Obligations — 18.3%
U.S. Treasury Bonds	1.375%	11/15/40	240,000	154,673
U.S. Treasury Bonds	2.000%	11/15/41	770,000	532,774
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	3.625%	8/15/43	80,000	$68,347
U.S. Treasury Bonds	4.500%	2/15/44	150,000	143,499
U.S. Treasury Bonds	3.125%	8/15/44	110,000	86,268
U.S. Treasury Bonds	4.125%	8/15/44	100,000	90,752
U.S. Treasury Bonds	4.625%	11/15/44	60,000	58,071
U.S. Treasury Bonds	4.750%	2/15/45	80,000	78,628
U.S. Treasury Bonds	5.000%	5/15/45	140,000	141,859
U.S. Treasury Bonds	4.875%	8/15/45	200,000	199,391
U.S. Treasury Bonds	3.375%	11/15/48	160,000	125,431
U.S. Treasury Bonds	3.000%	2/15/49	640,000	467,625
U.S. Treasury Bonds	2.875%	5/15/49	290,000	206,263
U.S. Treasury Bonds	2.000%	2/15/50	200,000	116,484
U.S. Treasury Bonds	1.375%	8/15/50	2,330,000	1,139,834
U.S. Treasury Bonds	1.625%	11/15/50	1,990,000	1,038,687
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	894,471
U.S. Treasury Bonds	1.875%	11/15/51	301,000	165,444
U.S. Treasury Bonds	3.000%	8/15/52	60,000	42,667
U.S. Treasury Bonds	4.000%	11/15/52	570,000	489,866
U.S. Treasury Bonds	3.625%	2/15/53	1,150,000	923,234
U.S. Treasury Bonds	4.250%	2/15/54	780,000	698,846
U.S. Treasury Bonds	4.625%	5/15/54	430,000	410,113
U.S. Treasury Bonds	4.250%	8/15/54	470,000	421,054
U.S. Treasury Bonds	4.625%	2/15/55	40,000	38,161
U.S. Treasury Bonds	4.750%	5/15/55	200,000	194,805
U.S. Treasury Bonds	4.750%	8/15/55	70,000	68,228
U.S. Treasury Notes	1.250%	12/31/26	20,000	19,634
U.S. Treasury Notes	3.625%	8/31/27	120,000	119,655
U.S. Treasury Notes	4.125%	7/31/28	40,000	40,280
U.S. Treasury Notes	3.625%	8/31/29	20,000	19,850
U.S. Treasury Notes	3.875%	6/30/30	30,000	29,957
U.S. Treasury Notes	3.750%	1/31/31	10,000	9,916
U.S. Treasury Notes	4.000%	1/31/31	2,260,000	2,265,076
U.S. Treasury Notes	4.250%	2/28/31	1,960,000	1,985,687
U.S. Treasury Notes	4.625%	5/31/31	4,400,000	4,531,398
U.S. Treasury Notes	4.000%	4/30/32	20,000	19,929
U.S. Treasury Notes	4.000%	6/30/32	3,290,000	3,275,606
U.S. Treasury Notes	3.500%	2/15/33	20,000	19,247
U.S. Treasury Notes	3.750%	2/28/33	40,000	39,091
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	295,969

Total U.S. Government & Agency Obligations (Cost — $25,309,412)				21,666,770
			Face Amount†/ Units
Asset-Backed Securities — 7.6%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	190,000	189,506 (a)(d)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	4.868%	4/17/38	270,000	$270,073 (a)(d)
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	190,000	189,900 (a)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	250,000	255,856 (a)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.981%	1/20/39	170,000	169,849 (a)(d)
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.878%	1/20/39	200,000	200,034 (a)(d)
Bayview Opportunity Master Fund LLC, 2025-EDU1 C (30 Day Average SOFR + 1.800%)	5.462%	7/27/48	258,986	259,816 (a)(d)
Birch Grove CLO Ltd., 2024-11A A1 (3 mo. Term SOFR + 1.360%)	5.029%	1/22/38	410,000	410,956 (a)(d)
CIFC Funding Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.320%)	4.988%	1/18/38	130,000	130,033 (a)(d)
DLLMT LLC, 2024-1A A4	4.980%	4/20/32	260,000	263,521 (a)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	236,400	218,644 (a)
Driven Brands Funding LLC, 2025-1A A2	5.296%	10/20/55	249,375	223,870 (a)
Edsouth Indenture LLC, 2015-1 A (30 Day Average SOFR + 0.914%)	4.576%	10/25/56	134,887	134,190 (a)(d)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	4.908%	3/28/38	250,000	249,952 (a)(d)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	5.188%	4/20/37	260,000	260,669 (a)(d)
Five Guys Holdings Inc., 2023-1A A2	7.549%	1/26/54	246,875	251,712 (a)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	5.218%	4/20/37	415,000	415,000 (a)(d)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	240,000	249,834 (a)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	85,467	81,584 (a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	123,500	116,375 (a)
Kinetic ABS Issuer LLC, 2026-1A A2	5.219%	2/25/56	130,000	129,946 (a)
M&T Bank RV Trust, 2026-1A A	4.350%	1/15/46	114,851	113,774 (a)
Man Capital CLO Ltd., 2021-2RA A1R (3 mo. Term SOFR + 1.320%)	4.990%	4/17/39	250,000	249,433 (a)(d)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	318,592	302,621 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	4.687%	1/15/43	11,030	11,031 (a)(d)
Navient Refinance Loan Trust, 2026-A A	4.500%	1/18/56	210,000	207,854 (a)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	5.126%	6/25/65	152,626	155,025 (a)(d)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	4.818%	4/20/38	220,000	219,401 (a)(d)
Park Blue CLO Ltd., 2022-2A A1R (3 mo. Term SOFR + 1.420%)	5.088%	7/20/37	510,000	510,706 (a)(d)
Phantom Aviation, 2026-1A A	5.240%	1/15/51	119,536	117,492 (a)
RASC Trust, 2006-KS1 M3 (1 mo. Term SOFR + 0.534%)	4.423%	2/25/36	250,393	245,612 (d)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	115,938	115,667 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	4.882%	4/15/38	220,000	220,060 (a)(d)
SMB Private Education Loan Trust, 2015-C R	11.247%	9/18/46	1,092	307,875 (a)(k)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	4.517%	1/15/53	126,685	125,598 (a)(d)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	60,615	57,583 (a)
SMB Private Education Loan Trust, 2023-B B	5.770%	10/16/56	512,805	519,876 (a)
SMB Private Education Loan Trust, 2024-E A1A	5.090%	10/16/56	193,754	195,378 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. Term SOFR + 0.534%)	4.213%	2/25/37	132,977	131,130 (d)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.868%	4/20/38	200,000	200,053 (a)(d)
Vantage Data Centers Issuer LLC, 2024-1A A2	5.100%	9/15/54	160,000	157,537 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	4.667%	7/30/32	131,073	131,229 (a)(d)

Total Asset-Backed Securities (Cost — $10,196,906)				8,966,255
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 3.1%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	162,487	$136,245
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	160,000	115,600
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	151,198	114,344 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	204,562	154,700 (h)
Total Argentina				520,889
Brazil — 0.2%

Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	1,564,000 BRL	253,223
Chile — 0.3%
Bonos de la Tesoreria de la Republica en pesos, Bonds	6.000%	4/1/33	130,000,000 CLP	144,420 (h)
Chile Government International Bond, Senior Notes	2.550%	7/27/33	210,000	179,214
Total Chile				323,634
Costa Rica — 0.2%

Costa Rica Government International Bond, Senior Notes	6.550%	4/3/34	270,000	285,351 (a)
Jamaica — 0.1%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	14,500,000 JMD	96,753
Malaysia — 0.1%

Malaysia Government Bond	4.254%	5/31/35	600,000 MYR	155,180
Mexico — 0.4%
Mexican Bonos, Senior Notes	7.750%	11/13/42	3,120,000 MXN	144,644
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	440,000	332,134
Total Mexico				476,778
Panama — 0.1%

Panama Government International Bond, Senior Notes	2.252%	9/29/32	200,000	164,740
Paraguay — 0.3%

Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	320,000	297,040 (h)
Peru — 0.3%
Peru Government Bond, Senior Notes	5.400%	8/12/34	250,000 PEN	68,200
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	180,000	194,805
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	50,000	47,672
Total Peru				310,677
Poland — 0.2%

Republic of Poland Government International Bond, Senior Notes	5.125%	9/18/34	230,000	231,452
South Africa — 0.1%

Republic of South Africa Government Bond	8.750%	1/31/44	2,600,000 ZAR	139,334
Supranational — 0.3%

Inter-American Development Bank, Senior Notes	7.350%	10/6/30	38,000,000 INR	393,653
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	8.250%	5/21/31	2,740,000 UYU	69,962

Total Sovereign Bonds (Cost — $3,797,399)				3,718,666
Senior Loans — 2.2%
Communication Services — 0.0%††
Entertainment — 0.0%††
UFC Holdings LLC, Term Loan B5 (3 mo. Term SOFR + 2.000%)	5.664%	11/21/31	249	249 (d)(l)(m)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 0.4%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	5/6/30	31,842	$31,782 (d)(l)(m)
Automobiles — 0.1%
Belron Finance 2019 LLC, Term Loan (3 mo. Term SOFR + 2.000%)	5.660%	10/16/31	99,002	99,089 (d)(l)(m)
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.200%	7/1/31	59,399	59,352 (d)(l)(m)
Hotels, Restaurants & Leisure — 0.0%††
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	5.668%	7/18/31	33,123	33,159 (d)(l)(m)
Specialty Retail — 0.2%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	90,000	89,200 (n)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	1/22/31	110,000	107,763 (d)(l)(m)
Total Specialty Retail				196,963

Total Consumer Discretionary				420,345
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., 2026 Refinancing Term Loan	—	3/19/31	60,000	60,169 (n)

Financials — 0.8%
Banks — 0.0%††
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.668%	11/24/32	60,000	59,138 (d)(l)(m)
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	9/15/31	138,254	134,098 (d)(l)(m)
GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.646%	10/4/30	58,986	59,134 (d)(l)(m)
Total Capital Markets				193,232
Financial Services — 0.2%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.673%	12/15/31	188,484	185,272 (d)(l)(m)
Insurance — 0.4%
AmWINS Group Inc., 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.668%	1/30/32	119,247	118,592 (d)(l)(m)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.418%	3/11/33	100,000	96,813 (d)(l)(m)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.920%	6/20/30	129,616	129,473 (d)(l)(m)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	7/31/31	99,749	98,075 (d)(l)(m)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.450%	5/6/31	60,000	59,306 (d)(l)(m)
Total Insurance				502,259
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.418%	11/18/27	59,401	59,400 (d)(f)(l)(m)

Total Financials				999,301
Health Care — 0.2%
Health Care Equipment & Supplies — 0.0%††
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.418%	10/23/28	57,026	57,176 (d)(l)(m)
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2025 Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	5/30/31	75,236	75,401 (d)(l)(m)(n)
Health Care Technology — 0.1%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	2/15/29	79,798	78,452 (d)(l)(m)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Technology — continued
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	5/1/31	63,683	$58,827 (d)(l)(m)
Total Health Care Technology				137,279

Total Health Care				269,856
Industrials — 0.2%
Machinery — 0.1%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)	6.161%	3/15/30	88,931	88,986 (d)(l)(m)
Passenger Airlines — 0.0%††
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	10,726	1,341 *(f)(o)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	1/2/40	4,533	4,487 (d)(l)(m)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	28,153	19,707 (f)(n)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	1,124	1,113 (d)(l)(m)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	2,220	2,198 (d)(l)(m)
Total Passenger Airlines				28,846
Professional Services — 0.1%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.282%	6/2/28	129,660	124,313 (d)(l)(m)

Total Industrials				242,145
Information Technology — 0.2%
Software — 0.2%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.950%	3/21/31	99,750	91,670 (d)(l)(m)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.518%	10/8/28	90,000	80,606 (d)(l)(m)
UKG Inc., Term Loan B	—	2/10/31	99,749	95,454 (n)

Total Information Technology				267,730
Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.668%	1/31/31	98,987	98,585 (d)(l)(m)

Utilities — 0.2%
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, 2025 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.418%	7/31/30	130,000	130,203 (d)(l)(m)
Lightning Power LLC, Initial Term Loan B (1 mo. Term SOFR + 2.250%)	5.918%	8/18/31	59,397	59,596 (d)(l)(m)

Total Utilities				189,799
Total Senior Loans (Cost — $2,573,368)				2,548,179
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $772,692)	1.875%	7/15/34	756,682	760,689
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750	6/12/26	54	135,000	3,713
U.S. Treasury 2-Year Notes Futures, Call @ $103.750	5/22/26	65	130,000	39,609
U.S. Treasury 5-Year Notes Futures, Call @ $109.250	4/10/26	32	32,000	2,000

Total Purchased Options (Cost — $91,312)				45,322
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC		9	$2 *(e)(p)
Spirit Aviation Holdings Inc.		1,484	371 *

Total Common Stocks (Cost — $20,846)			373
	Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $12,843)	3/12/30	1,055	264 *(a)(e)(p)
Total Investments — 109.0% (Cost — $136,329,770)			129,106,214
Liabilities in Excess of Other Assets — (9.0)%			(10,637,571)
Total Net Assets — 100.0%			$118,468,643

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2026, the Portfolio held TBA securities with a total cost of $12,441,236.
(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Rate shown is the current yield based on income received over the trailing twelve months.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)	The coupon payment on this security is currently in default as of March 31, 2026.
(p)	Restricted security (Note 3).

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CLP	—	Chilean Peso
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PAC	—	Planned Amortization Class
PEN	—	Peruvian Nuevo Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At March 31, 2026, the Portfolio had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.500	19	$47,500	$(2,138)
3-Month SOFR Futures, Call	12/11/26	97.500	12	30,000	(2,175)
3-Month SOFR Futures, Put	12/11/26	96.500	27	67,500	(25,650)
U.S. Treasury 2-Year Notes Futures, Put	5/22/26	103.000	65	130,000	(13,203)
U.S. Treasury 5-Year Notes Futures, Call	4/10/26	109.750	64	64,000	(2,000)
U.S. Treasury 5-Year Notes Futures, Call	4/24/26	109.000	22	22,000	(3,953)
U.S. Treasury 5-Year Notes Futures, Call	4/24/26	110.250	64	64,000	(3,000)
U.S. Treasury 5-Year Notes Futures, Put	4/24/26	107.000	22	22,000	(3,094)
Total Exchange-Traded Written Options (Premiums received — $81,700)					$(55,213)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
At March 31, 2026, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	52	6/26	$12,546,409	$12,522,250	$(24,159)
Australian 10-Year Bonds	11	6/26	824,463	817,792	(6,671)
U.S. Treasury 2-Year Notes	127	6/26	26,304,122	26,345,555	41,433
U.S. Treasury 10-Year Notes	167	6/26	18,831,380	18,544,829	(286,551)
U.S. Treasury Long-Term Bonds	27	6/26	3,166,410	3,074,625	(91,785)
United Kingdom Long Gilt Bonds	4	6/26	489,369	464,795	(24,574)
					(392,307)
Contracts to Sell:
U.S. Treasury 5-Year Notes	32	6/26	3,448,527	3,461,750	(13,223)
U.S. Treasury Ultra 10-Year Notes	1	6/26	113,170	113,516	(346)
U.S. Treasury Ultra Long-Term Bonds	36	6/26	4,306,375	4,196,250	110,125
					96,556
Net unrealized depreciation on open futures contracts					$(295,751)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2026, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	70,000	USD	48,169	Bank of America N.A.	4/16/26	$118
AUD	73,314	USD	50,376	Bank of America N.A.	4/16/26	197
AUD	150,000	USD	102,521	Bank of America N.A.	4/16/26	950
EUR	542,271	USD	643,079	Bank of America N.A.	4/16/26	(15,797)
INR	3,105,345	USD	33,656	Bank of America N.A.	4/16/26	(971)
INR	6,246,066	USD	67,785	Bank of America N.A.	4/16/26	(2,042)
JPY	11,680,000	USD	73,272	Bank of America N.A.	4/16/26	437
AUD	80,000	USD	56,537	BNP Paribas SA	4/16/26	(1,352)
AUD	160,000	USD	113,403	BNP Paribas SA	4/16/26	(3,034)
AUD	250,000	USD	177,544	BNP Paribas SA	4/16/26	(5,092)
EUR	80,000	USD	95,218	BNP Paribas SA	4/16/26	(2,677)
EUR	110,000	USD	130,275	BNP Paribas SA	4/16/26	(3,030)
EUR	222,285	USD	261,105	BNP Paribas SA	4/16/26	(3,973)
USD	141,476	EUR	120,000	BNP Paribas SA	4/16/26	2,664
USD	141,498	EUR	120,000	BNP Paribas SA	4/16/26	2,686
USD	190,547	EUR	160,741	BNP Paribas SA	4/16/26	4,606
USD	199,678	GBP	148,267	BNP Paribas SA	4/16/26	3,437
USD	25,246	JPY	3,916,879	BNP Paribas SA	4/16/26	528
CNH	1,102,261	USD	159,291	Citibank N.A.	4/16/26	947
EUR	80,000	USD	93,141	Citibank N.A.	4/16/26	(599)
EUR	110,000	USD	128,079	Citibank N.A.	4/16/26	(835)
EUR	189,445	USD	222,304	Citibank N.A.	4/16/26	(3,160)
JPY	8,460,000	USD	53,811	Citibank N.A.	4/16/26	(423)
JPY	8,460,000	USD	53,791	Citibank N.A.	4/16/26	(403)
JPY	8,470,000	USD	53,856	Citibank N.A.	4/16/26	(405)
JPY	10,156,000	USD	64,555	Citibank N.A.	4/16/26	(464)
JPY	21,160,000	USD	134,893	Citibank N.A.	4/16/26	(1,360)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	21,160,000	USD	134,933	Citibank N.A.	4/16/26	$(1,400)
JPY	21,170,000	USD	135,012	Citibank N.A.	4/16/26	(1,416)
USD	82,632	AUD	120,000	Citibank N.A.	4/16/26	(145)
USD	123,380	CAD	169,718	Citibank N.A.	4/16/26	1,291
USD	117,894	EUR	100,000	Citibank N.A.	4/16/26	2,217
USD	131,220	EUR	111,454	Citibank N.A.	4/16/26	2,293
USD	165,025	EUR	140,000	Citibank N.A.	4/16/26	3,078
USD	539,274	INR	48,877,137	Citibank N.A.	4/16/26	24,815
USD	61,475	MXN	1,102,000	Goldman Sachs Group Inc.	4/16/26	72
AUD	32,167	USD	22,523	JPMorgan Chase & Co.	4/16/26	(334)
AUD	70,000	USD	49,423	JPMorgan Chase & Co.	4/16/26	(1,136)
AUD	70,000	USD	49,353	JPMorgan Chase & Co.	4/16/26	(1,067)
AUD	100,000	USD	70,721	JPMorgan Chase & Co.	4/16/26	(1,740)
AUD	100,000	USD	70,043	JPMorgan Chase & Co.	4/16/26	(1,062)
AUD	807,599	USD	544,252	JPMorgan Chase & Co.	4/16/26	12,838
CNH	1,090,000	USD	157,510	JPMorgan Chase & Co.	4/16/26	946
EUR	60,000	USD	69,609	JPMorgan Chase & Co.	4/16/26	(203)
JPY	11,730,000	USD	73,654	JPMorgan Chase & Co.	4/16/26	370
JPY	14,660,000	USD	92,293	JPMorgan Chase & Co.	4/16/26	221
USD	27,353	AUD	40,000	JPMorgan Chase & Co.	4/16/26	(239)
USD	33,277	AUD	48,659	JPMorgan Chase & Co.	4/16/26	(288)
USD	54,523	AUD	80,000	JPMorgan Chase & Co.	4/16/26	(662)
USD	81,757	AUD	120,000	JPMorgan Chase & Co.	4/16/26	(1,020)
USD	134,344	AUD	200,000	JPMorgan Chase & Co.	4/16/26	(3,618)
USD	232,829	AUD	336,754	JPMorgan Chase & Co.	4/16/26	533
USD	316,327	CNH	2,192,261	JPMorgan Chase & Co.	4/16/26	(2,368)
BRL	333,789	USD	63,166	JPMorgan Chase & Co.	6/2/26	399
Net unrealized appreciation on open forward foreign currency contracts						$3,328

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At March 31, 2026, the Portfolio had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	4,830,000BRL	1/2/29	BRL-CDI**	10.230%**	$(104,254)	—	$(104,254)
JPMorgan Chase & Co.	5,002,000BRL	1/2/31	BRL-CDI**	13.250%**	(12,404)	—	(12,404)
JPMorgan Chase & Co.	7,700,000BRL	1/2/31	BRL-CDI**	13.300%**	(17,191)	—	(17,191)
Total					$(133,849)	—	$(133,849)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

 Western Asset Core Plus VIT Portfolio
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	21,018,000	12/15/27	3.320% annually	Daily SOFR Compound annually	$115,397	$(1,692)	$117,089
	13,410,000MXN	3/14/28	28-Day MXN TIIE - Banxico every 28 days	7.225% every 28 days	(4,631)	—	(4,631)
	5,530,000	11/21/30	2.452%**	CPURNSA**	14,876	(2,675)	17,551
	10,714,000	1/31/33	3.520% annually	Daily SOFR Compound annually	112,843	23,285	89,558
Total					$238,485	$18,918	$219,567

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$8,408,000	6/20/31	1.000% quarterly	$145,130	$142,206	$2,924

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.46 Index	$201,400	6/20/31	5.000% quarterly	$(9,649)	$(7,935)	$(1,714)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Portfolio†	Periodic Payments Received by the Portfolio‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$655,000	4/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(21,929)	—	$(21,929)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus VIT Portfolio
[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	7.057%
BRL-CDI	14.650%
CPURNSA	3.302%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$11,202,280	$0 *	$11,202,280
Other Corporate Bonds & Notes	—	29,116,520	—	29,116,520
Mortgage-Backed Securities	—	29,337,755	—	29,337,755
Collateralized Mortgage Obligations	—	21,743,141	—	21,743,141
U.S. Government & Agency Obligations	—	21,666,770	—	21,666,770
Asset-Backed Securities	—	8,966,255	—	8,966,255
Sovereign Bonds	—	3,718,666	—	3,718,666
Senior Loans:
Financials	—	939,901	59,400	999,301
Industrials	—	221,097	21,048	242,145
Other Senior Loans	—	1,306,733	—	1,306,733
U.S. Treasury Inflation Protected Securities	—	760,689	—	760,689
Purchased Options	$45,322	—	—	45,322
Common Stocks:
Industrials	371	2	—	373
Warrants	—	264	—	264
Total Investments	$45,693	$128,980,073	$80,448	$129,106,214
Other Financial Instruments:
Futures Contracts††	$151,558	—	—	$151,558
Forward Foreign Currency Contracts††	—	$65,643	—	65,643
Centrally Cleared Interest Rate Swaps††	—	224,198	—	224,198
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	2,924	—	2,924
Total Other Financial Instruments	$151,558	$292,765	—	$444,323
Total	$197,251	$129,272,838	$80,448	$129,550,537

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$55,213	—	—	$55,213
Futures Contracts††	447,309	—	—	447,309
Forward Foreign Currency Contracts††	—	$62,315	—	62,315
OTC Interest Rate Swaps	—	133,849	—	133,849
Centrally Cleared Interest Rate Swaps††	—	4,631	—	4,631
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	1,714	—	1,714
OTC Total Return Swaps	—	21,929	—	21,929
Total	$502,522	$224,438	—	$726,960

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$5,933,405	$2,127,960	2,127,960	$8,061,365	8,061,365

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$25,827	—	—
3. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	9	3/25	$109	$2	$0.22	0.00%(a)
Spirit Airlines LLC, Warrants	1,055	3/25	12,843	264 (b)	0.25	0.00 (a)
Total			$12,952	$266		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Core Plus VIT Portfolio 2026 Quarterly Report